Consolidated Statement of Equity and Accumulated Deficit (USD $)	Total	Common Stock	Additional Paid in Capital	Offering and Syndication Costs	Accumulated Deficit	Total Stockholders' Equity	Non Controlling Interest
Beginning balance at Dec. 31, 2010	$ (656,200)	$ 366	$ 109,632		$ (766,199)	$ (656,201)	$ 1
Issuance of warrant to purchase Common Stock	462,330		462,330			462,330
Proceeds from sale of Common Stock	51,073,610	51,074	51,022,536			51,073,610
Issuance of stock compensation	157,501	34	157,467			157,501
Syndication and offering costs	(6,043,712)			(6,043,712)		(6,043,712)
Net loss	(7,314,552)				(7,314,552)	(7,314,552)
Dividends to common stockholders	(1,293,162)		(1,293,162)			(1,293,162)
Ending balance at Sep. 30, 2011	$ 36,385,815	$ 51,474	$ 50,458,803	$ (6,043,712)	$ (8,080,751)	$ 36,385,814	$ 1